Sep. 25, 2026
Value Line Small Cap Opportunities Fund, Inc.
Investment objective
The Fund’s investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Services (12b-1) Fees	0.25%	0.00%
Other Expenses	0.21%	0.22%
Total Annual Fund Operating Expenses	1.21%	0.97%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$123	$384	$665	$1,466
Institutional Class	$99	$309	$536	$1,190

	1 year	3 years	5 years	10 years
Investor Class	$123	$384	$665	$1,466
Institutional Class	$99	$309	$536	$1,190

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies of the Fund
Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small-market capitalizations (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.
The Fund defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition, the Fund considers a “small-market capitalization company” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $22 billion, whichever is greater. The market capitalizations of companies within the Russell 2000 Index change and, as of June 30, 2026, the largest stock by market capitalization was $13.5 billion. Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market- capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. A company’s categorization is based on its market capitalization at the time of purchase by the Fund.
While the Fund is actively managed by the Adviser, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. While the Adviser utilizes the rankings of companies by the Ranking Systems to assist in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.
The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of the Russell 2000 Index, which is a broad-based regulatory index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q4 2020	+23.00%
Worst Quarter:	Q1 2020	–19.40%

Average Annual Total Returns for Periods Ended December 31, 2025
After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	1 year	5 years	10 years
Investor Class
Return before taxes	6.35%	6.67%	10.86%
Return after taxes on distributions	4.84%	5.89%	9.15%
Return after taxes on distributions and sale of Fund shares	4.85%	5.15%	8.47%
Institutional Class
Return before taxes	6.61%	6.93%	11.4%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%